FAIR VALUE MEASUREMENT (Schedule of assumptions to estimate the Investors' and placement agent's warrants) (Details) - Investors' and placement agent's warrants [Member] - Fair value of liability related to warrants
	12 Months Ended
	Dec. 31, 2017 $ / shares
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected volatility	75.20%	[1]
Dividend yield	0.00%	[2]
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	2.64%	[3]
Expected life (in years)	4 years 15 days	[4]
Fair value per warrant	$ 2.50
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	2.69%	[3]
Expected life (in years)	4 years 3 months
Fair value per warrant	$ 2.57

[1]	Expected volatility - was calculated based on actual historical stock price movements of comparable companies in the same industry over a term that is equivalent to the expected term of the option.
[2]	Dividend yield - was based on the fact that the Company has not paid dividends to its stockholders in the past and does not expect to pay dividends to its stockholders in the future.
[3]	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.
[4]	Expected life - the expected life was based on the expiration date of the warrants.